UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number            811-23365

NB Crossroads Private Markets Fund VI LP

(Exact name of registrant as specified in charter)

325 North Saint Paul Street

49th Floor

Dallas, TX 75201

(Address of principal executive offices) (Zip code)

Patrick Deaton, Chief Operating Officer

Neuberger Berman Investment Advisers LLC

1290 Avenue of the Americas

New York, NY 10104

(Name and address of agent for service)

Registrant’s telephone number, including area code:       (212) 476-8800

Date of fiscal year end:       March 31

Date of reporting period:       September 30, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)

NB Crossroads Private Markets Fund VI LP

Financial Statements

(Unaudited)

For the six months ended September 30, 2023

NB Crossroads Private Markets Fund VI LP
For the six months ended September 30, 2023
Index	Page No.

FINANCIAL INFORMATION (Unaudited)

NB Crossroads Private Markets Fund VI LP

Statement of Assets, Liabilities and Partners’ Capital – Net Assets

As of September 30, 2023 (Unaudited)

Assets

Investment in the Master Fund, at fair value	$267,037,293
Investment in Money Market Fund	4,779,804
Interest receivable	20,170
Due from Partners	17,502

Total Assets	$271,854,769

Liabilities

Distribution and servicing fees payable	$585,117
Capital contributions received in advance	70,200
Professional fees payable	18,069
Administration service fees payable	10,000
Due to Partners	3,000
Due to Affiliate	2,979
Other payables	600

Total Liabilities	$689,965

Commitments and contingencies (See Note 5)

Partners’ Capital - Net Assets	$271,164,804

Partners’ Capital - Net Assets consists of:
Partners’ capital paid-in	$232,583,629
Partners’ distributable earnings (loss)	38,581,175

Partners' Capital - Net Assets	$271,164,804

Units of Partnership Interests outstanding (unlimited units authorized)	259,120.38
Net Asset Value Per Unit	$1,046.48

The accompanying notes and attached financial statements of NB Crossroads Private Markets Fund VI Holdings LP are an integral part of these financial statements.

1

NB Crossroads Private Markets Fund VI LP

Statement of Operations

For the six months ended September 30, 2023 (Unaudited)

Net Investment Loss Allocated from the Master Fund:

Interest income	$74,866
Expenses	(1,512,725)

Total Net Investment Loss Allocated from the Master Fund	(1,437,859)

Fund Income:

Interest income	158,101

Total Fund Income	158,101

Fund Expenses:

Distribution and servicing fees	1,170,233
Administration service fees	20,000
Professional fees	8,725
Other expenses	8,260

Total Fund Expenses	1,207,218

Net Investment Loss	(2,486,976)

Net Realized and Change in Unrealized Gain on Investment in the Master Fund (Note 2)
Net realized gain on investment in the Master Fund	747,661
Net change in unrealized appreciation on investment in the Master Fund	3,895,073

Net Realized and Change in Unrealized Gain on Investment in the Master Fund	4,642,734

Net Increase in Partners’ Capital – Net Assets Resulting from Operations	$2,155,758

The accompanying notes and attached financial statements of NB Crossroads Private Markets Fund VI Holdings LP are an integral part of these financial statements.

2

NB Crossroads Private Markets Fund VI LP

Statement of Changes in Partners’ Capital – Net Assets

For the year ended March 31, 2023 (Audited)

Total Partners' Capital
Partners' committed capital	$312,061,486

Partners' capital at April 1, 2022	$228,490,485
Capital contributions	37,441,378
Net investment loss	(4,832,374)
Net realized gain on investment in the Master Fund	3,950,327
Net change in unrealized appreciation on investment in the Master Fund	3,959,230
Partners' capital at March 31, 2023	$269,009,046

For the six months ended September 30, 2023 (Unaudited)

Total Partners' Capital
Partners' committed capital	$312,061,486

Partners' capital at April 1, 2023	$269,009,046
Net investment loss	(2,486,976)
Net realized gain on investment in the Master Fund	747,661
Net change in unrealized appreciation on investment in the Master Fund	3,895,073
Partners' capital at September 30, 2023	$271,164,804

The accompanying notes and attached financial statements of NB Crossroads Private Markets Fund VI Holdings LP are an integral part of these financial statements.

3

NB Crossroads Private Markets Fund VI LP

Statement of Cash Flows

For the six months ended September 30, 2023 (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES

Net change in Partners’ Capital – Net Assets resulting from operations	$2,155,758
Adjustments to reconcile net change in Partners’ Capital – Net Assets resulting from operations to net cash used in operating activities:
Contributions to the Master Fund	(6,241,230)
Total net investment loss allocated from the Master Fund	1,437,859
Net realized and change in unrealized appreciation on investment in the Master Fund	(4,642,734)
Net purchases and sales of short term investments	7,189,066
Changes in assets and liabilities related to operations
(Increase) decrease in interest receivable	46,227
Increase (decrease) in professional fees payable	(13,030)
Increase (decrease) in due to Affiliate	(2,061)
Increase (decrease) in other payables	(55)

Net cash provided by (used in) operating activities	(70,200)

CASH FLOWS FROM FINANCING ACTIVITIES

Contributions from Partners (net of change in due to/due from partners)	70,200

Net cash provided by (used in) financing activities	70,200

Net change in cash and cash equivalents	-
Cash and cash equivalents at beginning of the period	-

Cash and cash equivalents at end of the period	$-

The accompanying notes and attached financial statements of NB Crossroads Private Markets Fund VI Holdings LP are an integral part of these financial statements.

4

NB Crossroads Private Markets Fund VI LP

Financial Highlights

	For the six months ended September 30, 2023 (Unaudited)	For the year ended March 31, 2023	For the year ended March 31, 2022	For the year ended March 31, 2021	For the Period February 14, 2020 (Commencement of Operations) Through March 31, 2020
Per Unit Operating Performance (1)

NET ASSET VALUE, BEGINNING OF PERIOD	$1,038.16	$1,032.44	$853.56	$954.61	$1,000.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss	(9.60)	(20.27)	(30.64)	(167.69)	(45.39)
Net realized and change in unrealized gain (loss) on investments	17.92	25.99	209.52	66.64	-
Net increase (decrease) in net assets resulting from operations after incentive carried interest	8.32	5.72	178.88	(101.05)	(45.39)

DISTRIBUTIONS TO PARTNERS:
Net change in Partners’ Capital - Net Assets due to distributions to Partners	-	-	-	-	-
NET ASSET VALUE, END OF PERIOD	$1,046.48	$1,038.16	$1,032.44	$853.56	$954.61
TOTAL NET ASSET VALUE RETURN (1), (2), (3)	0.80%	0.55%	20.96%	(10.59)%	(4.54	)%(4)

RATIOS AND SUPPLEMENTAL DATA:
Partners' Capital - Net Assets, end of period in thousands (000's)	$271,165	$269,009	$228,490	$78,638	$4,520
Ratios to Average Partners' Capital - Net Assets: (5), (6)
Expenses	2.01%	2.25%	3.36%	11.47%	86.07	%(6)
Net investment loss	(1.83)%	(2.05)%	(3.32)%	(11.47)%	(86.07	)%(6)

INTERNAL RATES OF RETURN:
Internal Rate of Return (7)	6.59%	8.18%	17.37%	3.42%	NM

(1)	Selected data for a unit of partnership interest outstanding throughout each period.
(2)	Total investment return, based on per unit net asset value, reflects the changes in net asset value based on the effects of organizational costs, the performance of the Partnership during the period and assumes distributions, if any, were reinvested. The Partnership's units are not traded in any market; therefore, the market value total investment return is not calculated.
(3)	Total investment return is not annualized.
(4)	Total return and the ratios to average Partners' Capital - Net Assets is calculated for the Partnership taken as a whole. Total return is calculated using a commitment-weighted rate of return methodology based on the timing of closings during the period February 14, 2020 (Commencement of Operations) through March 31, 2020. As a result, an individual investor's return may vary from these returns and ratios based on the timing of their capital transactions.
(5)	Ratios include expenses allocated from the Master Fund.
(6)	For the six months ended September 30, 2023, the ratios are annualized. For the period February 14, 2020 (Commencement of Operations) through March 31, 2020 the expense and net investment loss ratios are based on a very limited operating period and, as such, may not be meaningful.
(7)	The Internal Rate of Return is computed based on the actual dates of the cash inflows and outflows since inception and the ending net assets at the end of the period as of each measurement date. For periods ended March 31, 2020, the Internal Rate of Return is based on a limited operating period and, as such, may not be meaningful.

The accompanying notes and attached financial statements of NB Crossroads Private Markets Fund VI Holdings LP are an integral part of these financial statements.

5

NB Crossroads Private Markets Fund VI LP

Notes to the Financial Statements

September 30, 2023 (Unaudited)

1. Organization

NB Crossroads Private Markets Fund VI LP (the “Partnership”) is a non-diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”). The Partnership was organized as a Delaware limited partnership on June 1, 2018. The Partnership commenced operations on February 14, 2020, (the “Initial Subscription” closing date). The Partnership’s term will expire on December 31 following the tenth anniversary from the Initial Subscription closing date, subject to two one-year extensions which may be approved by the Board of Directors of the Partnership (the “Board” or the “Board of Directors”). Thereafter, the term of the Partnership may be extended by consent of a majority-in-interest of its limited partners (“Partners”) as defined in the Partnership’s limited partnership agreement (the “LP Agreement”).

The Partnership’s investment objective is to provide attractive risk-adjusted returns. The Partnership pursues its investment objective by investing substantially all of its assets in NB Crossroads Private Markets Fund VI Holdings LP (the “Master Fund”). The Master Fund seeks to achieve its investment objective by investing in a diversified global portfolio of high quality third-party private equity funds (“Portfolio Funds”), including secondary investments in underlying Portfolio Funds acquired from investors in such Portfolio Funds (each, a “Secondary Investment”), pursuing investment strategies in small and mid-cap buyout, large-cap buyout, special situations (primarily distressed-oriented strategies), and venture and growth capital, and by co-investing directly in portfolio companies alongside Portfolio Funds and other private equity firms (each, a “Co-Investment” and together with the Portfolio Funds and Secondary Investments, the “Underlying Investments”). None of the Master Fund, the Partnership, or the Registered Investment Adviser (as defined below) guarantees any level of return or risk on investments and there can be no assurance that the Master Fund or the Partnership will achieve its investment objective.

The financial statements of the Master Fund, including the Master Fund’s Schedule of Investments, are attached to this report and should be read in conjunction with the Partnership's financial statements. The percentage of the Master Fund’s partners' contributed capital owned by the Partnership at September 30, 2023 was 82.78%.

The Board has overall responsibility to manage and supervise the operations of the Partnership, including the exclusive authority to oversee and to establish policies regarding the management, conduct, and operations of the Partnership. The Board exercises the same powers, authority and responsibilities on behalf of the Partnership as are customarily exercised by directors of a typical investment company registered under the Investment Company Act. The Board has engaged Neuberger Berman Investment Advisers LLC (“NBIA” or “Registered Investment Adviser”) and NB Alternatives Advisers LLC (“NBAA” or “Sub-Adviser” and together with NBIA, the “Adviser”) to provide investment advice regarding the selection of the Underlying Investments and to manage the day-to-day operations of the Master Fund.

6

NB Crossroads Private Markets Fund VI LP

Notes to the Financial Statements

September 30, 2023 (Unaudited)

2. Significant Accounting Policies

The Partnership meets the definition of an investment company and follows the accounting and reporting guidance as issued through Accounting Standards Codification (“ASC”) 946, Financial Services – Investment Companies. The following is a summary of significant accounting policies followed by the Partnership in the preparation of its financial statements.

A. Basis of Accounting

The Partnership’s policy is to prepare its financial statements on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America (“GAAP”). Consequently, income and the related assets are recognized when earned, and expenses and the related liabilities are recognized when incurred. The books and records of the Partnership are maintained in U.S. dollars.

B. Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and the differences could be material.

C. Valuation of Investments

The value of the Partnership's investment in the Master Fund reflects the Partnership's proportionate interest in the total Partners’ contributed capital of the Master Fund at September 30, 2023. Valuation of the investments held by the Master Fund is discussed in Note 2 of the Master Fund’s financial statements, attached to these financial statements.

D. Cash and Cash Equivalents

Cash and cash equivalents consist primarily of cash and short-term investments which are readily convertible into cash and have an original maturity of three months or less. UMB Bank N.A. serves as the Partnership’s custodian.

Cash and cash equivalents can include deposits in money market accounts, which are classified as Level 1 assets. As of September 30, 2023, the Partnership held $4,779,804 in an overnight sweep that is deposited into a money market account.

Cash and cash equivalents are subject to credit risk to the extent those balances exceed applicable Securities Investor Protection Corporations (“SIPC”) or Federal Deposit Insurance Corporation (“FDIC”) limitations.

E. Investment Gains and Losses

The Partnership records its share of the Master Fund’s investment income, expenses, and realized and change in unrealized gains and losses in proportion to the Partnership's aggregate capital commitment to the Master Fund. The Master Fund’s income and expense recognition policies are discussed in Note 2 of the Master Fund’s financial statements, attached to these financial statements.

7

NB Crossroads Private Markets Fund VI LP

Notes to the Financial Statements

September 30, 2023 (Unaudited)

F. Income Taxes

The Partnership has elected to be treated for U.S. federal income tax purposes as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), with a tax year end of September 30.  If the Partnership were to fail to meet the requirements of Subchapter M to qualify as a RIC, and if the Partnership were ineligible to or otherwise unable to cure such failure, the Partnership would be subject to tax on its taxable income at corporate rates, whether or not distributed to Partners, and all distributions out of earnings and profits would be taxable to Partners as ordinary income. In addition, the Partnership could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before re-qualifying as a RIC under Subchapter M. The Partnership intends to comply with the requirements under Subchapter M and to distribute substantially all of its taxable income and gains to Partners and to meet certain diversification and income requirements with respect to its underlying investments. As of September 30, 2023, there is no provision for federal income or excise tax within the financial statements.

Differences arise in the computation of Partners’ capital for financial reporting in accordance with GAAP and Partners' capital for federal and state income tax reporting. These differences are primarily due to the fact that change in unrealized gains and losses are allocated for financial reporting purposes and are not allocated for federal and state income tax reporting purposes.

The cost of the Partnership’s investment in the Master Fund for federal income tax purposes is based on amounts reported to the Partnership by the Master Fund. As of September 30, 2023, the cost of the Partnership’s investment in the Master Fund for federal income tax purposes aggregated $224,511,964. The net and gross unrealized appreciation for federal income tax purposes on the Partnership’s investment in the Master Fund was estimated to be $42,525,329.

The Partnership files tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the Partnership is subject to examination by U.S. federal, state, local and foreign jurisdictions, where applicable. As of September 30, 2023, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations is from the year 2020 forward (with limited exceptions). FASB ASC 740-10, Income Taxes requires the Adviser to determine whether a tax position of the Partnership is more likely than not to be sustained upon examination by taxing authorities, based on the technical merits of the position. The Adviser has reviewed the Partnership’s tax positions for the current tax year and has concluded that no provision for taxes is required in the Partnership’s financial statements for the six months ended September 30, 2023. The Partnership recognizes interest and penalties, if any, related to unrecognized tax liabilities as income tax expense in the Statement of Operations. During the six months ended September 30, 2023, the Partnership did not incur any interest or penalties.

8

NB Crossroads Private Markets Fund VI LP

Notes to the Financial Statements

September 30, 2023 (Unaudited)

G. Restrictions on Transfers

Interests of the Partnership (“Interests”) are generally not transferable. No Partner may assign, sell, transfer, pledge, hypothecate or otherwise dispose of any of its Interests without the prior written consent of the Board which may be granted or withheld in the Board’s sole discretion, and in compliance with applicable securities and tax laws.

H. Fund Expenses

The Partnership bears its own expenses and, indirectly bears a pro rata portion of the Master Fund’s expenses incurred in the course of business on an accrual basis, including, but not limited to, the following: Distribution and Servicing Fees (as defined herein); Directors’ fees (as defined herein); Advisory fees (as defined herein); legal fees; administration fees; auditing fees; tax preparation fees; custodial fees; costs of insurance; and registration expenses.

I. Organizational and Offering Costs

Organization and offering costs are costs incidental to the organization, issuing and marketing of interests in a partnership and are non-recurring in nature. The Partnership shall bear its organizational expenses, and expenses relating to the offering and sale of interests only to the extent such expenses when aggregated with those of the Master Fund’s exceed $400,000 as the initial $400,000 shall be borne by the Registered Investment Adviser. In addition, if such aggregated expenses exceed $1,000,000, the excess amount over $1,000,000 shall be borne by the Registered Investment Adviser.

3. Advisory Fee, Distribution and Servicing Fee, Administration Service Fee and Related Party Transactions

The Registered Investment Adviser provides investment advisory services to the Master Fund and incurs research, travel and other expenses related to the selection and monitoring of Portfolio Funds. Further, the Registered Investment Adviser provides certain management and administrative services to the Partnership, including providing office space and other support services, maintaining files and records, and preparing and filing various regulatory materials. In consideration for such services, the Master Fund pays the Registered Investment Adviser an investment advisory fee (the "Advisory Fee") quarterly in arrears based on an annual rate of 0.80% following the Master Fund’s commencement of operations through the end of year eight; and then 0.15% for the remaining life of the Master Fund, in each case based on the Master Fund’s invested capital. For the six months ended September 30, 2023, the Master Fund incurred Advisory Fees totaling $1,157,562, of which $958,275 was allocated to the Partnership.

Distributions from the Master Fund are made in the following priority: First, to Partners of the Master Fund until they have received a 125% return of all drawn capital commitments; and then, 7% to the Special Limited Partner (as defined in Note 1 of the Master Fund’s notes to the financial statements), if the Master Fund reaches an allocation of at least 40% of its underlying commitments to Secondary Investments and Co-Investments combined; 6.75% if the Master Fund’s allocation to Secondary Investments and Co-Investments is at least 35% but less than 40%; and 6.5% if the allocation is below 35% of underlying commitments. The Special Limited Partner will not collect any of the incentive carried interest that it may have earned until after the fourth anniversary of the final closing. Incentive carried interest is accrued based on the net asset value (“NAV”) of the Master Fund at each quarter-end as an allocation of profits, to the extent there is an amount to be accrued. At September 30, 2023, there was no accrued Incentive Carried Interest by the Master Fund.

9

NB Crossroads Private Markets Fund VI LP

Notes to the Financial Statements

September 30, 2023 (Unaudited)

In consideration for the services provided under the Placement Agreement, the Partnership pays Neuberger Berman BD LLC (“NBBD” or the “Placement Agent”) a distribution and servicing fee (the "Distribution and Servicing Fee") quarterly in arrears at the annual rate of 0.75% during the period from the commencement of investment operations through the end of year eight, and at the annual rate of 0.15% thereafter, based on the Partners’ total capital commitments, determined and accrued as of the last day of each calendar quarter. For the six months ended September 30, 2023, the Partnership incurred Distribution and Servicing Fees totaling $1,170,233.

Pursuant to an Administrative and Accounting Services Agreement, the Partnership retains UMB Fund Services, Inc. (the “Administrator”), a subsidiary of UMB Financial Corporation, to provide administration, custodial, accounting, tax preparation, and investor services to the Partnership. In consideration for these services, the Partnership pays the Administrator a fixed fee of $10,000 per calendar quarter. In accordance with the service level agreement additional fees may be charged for out of scope services and quarterly filings made on behalf of the Partnership. For the six months ended September 30, 2023, the Partnership incurred administration service fees totaling $20,000.

The Board consists of seven directors (the “Directors”), of which six are not an "interested person” of the Partnership as defined by Section 2(a)(19) of the Investment Company Act (the “Independent Directors”). Compensation to the Board is paid and expensed by the Master Fund on a quarterly basis. The Directors are also reimbursed for out of pocket expenses in connection with providing their services to the Master Fund. For the six months ended September 30, 2023, the Master Fund incurred $98,438 in Directors’ fees, of which $81,491 was allocated to the Partnership.

4. Capital Commitments from Partners

At September 30, 2023, capital commitments from Partners totaled $312,061,486. Capital contributions received by the Partnership with regard to satisfying Partners’ capital commitments totaled $237,134,229, which represents approximately 76% of committed capital at September 30, 2023.

Capital contributions will be credited to Partners’ capital accounts and units will be issued when paid. Capital contributions will be determined based on a percentage of capital commitments. During the six months ended September 30, 2023, the Partnership did not issue any units.

The net profits or net losses of the Partnership are allocated to Partners in a manner that takes into account the amount of cash that would be distributed based upon a hypothetical liquidation, such that it would follow the distributions outlined below.

10

NB Crossroads Private Markets Fund VI LP

Notes to the Financial Statements

September 30, 2023 (Unaudited)

Distributions shall be made of available cash (net of reserves that the Board deems reasonable) or other net investment proceeds to Partners at such times and in such amounts as determined by the Board of Directors in its sole discretion and in accordance with Partners’ respective percentage interests, as defined in the LP Agreement. As of September 30, 2023, the Partnership has not made any distributions to Partners.

5. Indemnifications

In the normal course of business, the Partnership enters into contracts that provide general indemnifications. The Partnership’s maximum exposure under these agreements is dependent on future claims that may be made against the Partnership, and therefore cannot be established; however, based on the Registered Investment Adviser’s experience, the risk of loss from such claims is considered remote.

6. Concentrations of Market, Credit, Liquidity, Industry, Currency and Capital Call Risk

Due to the inherent uncertainty of valuations, estimated values may differ significantly from the values that would have been used had a ready market for the securities existed, and the difference could be material. The Master Fund’s investments are subject, directly or indirectly, to various risk factors including market, credit, industry, currency and capital call risk. Certain investments are made internationally, which may subject the investments to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions affecting such countries or regions. Market risk represents the potential loss in value of financial instruments caused by movements in market variables, such as interest and foreign exchange rates and equity prices. The Master Fund may have a concentration of investments, as permitted by its registration statement, in a particular industry or sector. Investment performance of the sector may have a significant impact on the performance of the Master Fund. The Master Fund’s investments are also subject to the risk associated with investing in private equity securities. The investments in private equity securities are illiquid, can be subject to various restrictions on resale, and there can be no assurance that the Master Fund will be able to realize the value of such investments in a timely manner if at all.

The Master Fund believes that its liquidity and capital resources are adequate to satisfy its operational needs as well as the continuation of its investment program.

If the Master Fund defaults on its commitment or fails to satisfy capital calls, it will be subject to significant penalties, including the complete forfeiture of the Master Fund’s investment in the Underlying Investment. This may impair the ability of the Master Fund to pursue its investment program, force the Master Fund to borrow or otherwise impair the value of the Master Fund’s investments (including the complete devaluation of the Master Fund). In addition, defaults by Partners on their capital commitments to the Partnership, may cause the Master Fund to, in turn, default on its commitment to an Underlying Investment. In this case, the Master Fund, and especially the non-defaulting Partners, will bear the penalties of such default as outlined above.

11

NB Crossroads Private Markets Fund VI LP

Notes to the Financial Statements

September 30, 2023 (Unaudited)

While the Registered Investment Adviser has taken steps to mitigate this risk, there is no guarantee that such measures will be sufficient or successful.

7. Subsequent Events

The Partnership has evaluated all events subsequent to September 30, 2023, through the date these financial statements were available to be issued and has determined that there were no subsequent events that require disclosure.

12

NB Crossroads Private Markets Fund VI LP

Supplemental Information

September 30, 2023 (Unaudited)

Proxy Voting and Portfolio Holdings

A description of the Partnership’s policies and procedures used to determine how to vote proxies relating to the Partnership’s portfolio securities, as well as information regarding proxy votes cast by the Partnership (if any) during the most recent twelve month period ended June 30, is available without charge, upon request, by calling the Partnership at 212-476-8800 or on the website of the Securities and Exchange Commission (the “SEC”) at http://www.sec.gov. The Partnership did not receive any proxy solicitations during the six months ended September 30, 2023.

The Partnership files a complete schedule of portfolio holdings on Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Partnership’s N-PORT filings are available in the EDGAR database on the SEC’s website at www.sec.gov or by calling Neuberger Berman at 212-476-8800.

13

NB Crossroads Private Markets Fund VI Holdings LP

Consolidated Financial Statements

(Unaudited)

For the six months ended September 30, 2023

NB Crossroads Private Markets Fund VI Holdings LP

For the six months ended September 30, 2023

Index	Page No.

NB Crossroads Private Markets Fund VI Holdings LP

Consolidated Statement of Assets, Liabilities and Partners’ Capital – Net Assets

As of September 30, 2023 (Unaudited)

Assets

Investments, at fair value (cost $281,193,230)	$333,376,353
Deferred financing costs, net	125,213
Prepaid insurance	26,445
Interest receivable	24,314

Total Assets	$333,552,325

Liabilities

Credit facility payable	$10,000,000
Advisory fees payable	591,242
Professional fees payable	124,461
Interest payable	95,606
Due to Affiliate	65,336
Administration service fees payable	58,984
Deferred tax payable	28,259
Other payables	16,746

Total Liabilities	$10,980,634

Commitments and contingencies (See Note 5)

Partners' Capital - Net Assets	$322,571,691

Partners’ Capital - Net Assets consist of:
Partners’ capital paid-in	$269,980,876
Partners’ distributable earnings (loss)	52,590,815

Total Partners' Capital - Net Assets	$322,571,691

Units of Partnership Interests outstanding (unlimited units authorized)	256,647.82
Net Asset Value Per Unit	$1,256.87

The accompanying notes are an integral part of these financial statements.

NB Crossroads Private Markets Fund VI Holdings LP

Consolidated Schedule of Investments

As of September 30, 2023 (Unaudited)

Investments / Co-investments (A),(B),(D)	Acquisition Type	Acquisition Dates (C)	Geographic Region (E)	Cost	Fair Value
Large-cap Buyout (27.51%)
BC Partners XI GD - I LP	Primary	07/2021-09/2023	Europe	$4,345,453	$4,596,939
Boom Co-Invest B, L.P.	Co-Investment	09/2021	North America	4,805,142	5,430,225
Clayton, Dubilier & Rice Fund XI, L.P.	Primary	09/2021-02/2023	North America	4,911,986	5,259,493
Green Equity Investors Offshore Fund IX, L.P.	Primary	08/2023	North America	76,931	97,217
Hellman & Friedman Capital Partners X (Parallel), L.P.	Primary	11/2021-01/2023	North America	6,405,404	7,010,985
KKR Apple Co-Invest L.P.	Co-Investment	09/2021-11/2021	North America	5,173,770	5,830,504
KKR Leo Co-Invest L.P.	Co-Investment	06/2021	Asia	1,606,324	2,983,390
KKR Oculus Co-Invest L.P.	Co-Investment	11/2020	North America	2,100,000	2,835,158
KKR Redwood Co-Invest L.P.	Co-Investment	07/2020	North America	1,349,413	1,993,699
Magenta Blocker Aggregator LP	Co-Investment	07/2021-12/2022	North America	1,866,895	2,308,027
NB RR Co-Invest LP	Co-Investment	10/2020-09/2023	North America	4,461,364	6,625,336
Project Metal Co-Invest Fund, L.P.	Co-Investment	10/2021-09/2023	North America	5,703,705	4,343,536
Project Stream Co-Invest Fund, L.P.	Co-Investment	10/2021	North America	5,705,878	4,490,188
RealPage Parent, LP (F)	Co-Investment	04/2021	North America	4,100,000	5,418,998
RL Co-Investor Aggregator II L.P.	Co-Investment	03/2022-03/2023	North America	2,259,103	2,287,823
RL Co-Investor Aggregator L.P.	Co-Investment	05/2022-03/2023	North America	2,551,189	2,577,699
Silver Lake Partners VI, L.P.	Primary	01/2021-09/2023	North America	6,926,305	7,295,075
THL Fund Investors (Altar), L.P.	Co-Investment	02/2022-09/2023	North America	3,510,600	4,071,378
Thoma Bravo XIV- A, L.P.	Primary	04/2021-02/2023	North America	7,599,946	8,620,605
TPG Asia VI Digs 1 L.P.	Co-Investment	11/2020	Asia	3,227,764	2,015,950
TPG Jedi CoInvest, L.P.	Co-Investment	07/2020-11/2022	North America	1,811,616	2,659,422
				80,498,788	88,751,647
Small and Mid-cap Buyout (57.38%)
AAI FG Holdco L.P.	Co-Investment	09/2020	Europe	2,802,532	4,184,941
Advent Global Technology Fund II-C Limited Partnership	Primary	02/2022-04/2023	North America	4,380,001	5,421,762
AFC Acquisitions, Inc. (F)	Co-Investment	04/2021-05/2023	North America	4,166,182	6,082,626
Austin Co-Investment, L.P.2	Co-Investment	03/2021	North America	529,052	7,827,358
BC Partners Galileo (1) L.P.	Secondary	07/2021-07/2023	Europe	5,531,321	7,230,764
Breakaway Co-Investment Holdings LP	Co-Investment	10/2021	North America	2,282,908	3,838
Charlesbank Equity Fund X, L.P.	Primary	09/2021-08/2023	North America	6,498,824	7,338,195
CIMI Holdings L.P.	Co-Investment	09/2020	North America	1,700,000	4,152,665
Compass Syndication L.P.	Co-Investment	10/2021-12/2021	North America	1,109,383	1,210,000
Crosspoint Capital Fund I, LP	Primary	04/2021-03/2023	North America	10,131,533	10,841,745
EMK Capital Partners II LP	Primary	09/2021-07/2023	Europe	5,569,280	6,416,270
Ethos Capital Investments A LP	Primary	10/2021-09/2023	North America	4,443,309	7,016,902
Evidence Co-Invest LP	Co-Investment	12/2020-12/2022	North America	3,917,660	4,420,259
Goldeneye Holdings Parent, LP (F)	Co-Investment	07/2021	North America	1,800,000	1,789,650
Greenbriar Equity Fund V, L.P.	Primary	08/2021-08/2023	North America	11,623,461	13,693,939
Highline PPC FT Holdings LLC (G)	Co-Investment	11/2020	North America	2,690,000	3,616,284
Horizon Co-Investment, L.P.	Co-Investment	06/2022	North America	3,204,397	3,200,000
Itelyum Co-Investment LP	Co-Investment	09/2021	Europe	5,512,630	8,783,447
JLL MedeAnalytics Co-Invest, L.P.	Co-Investment	11/2020-12/2022	North America	828,582	745,332
Madison Dearborn Capital Partners VIII-C, L.P.	Primary	04/2021-07/2023	North America	751,762	784,895
New Mountain Partners VI, L.P.	Primary	03/2021-09/2023	North America	5,011,192	6,049,338
Nordic Capital X Alpha, L.P.	Primary	05/2021-08/2023	Europe	7,992,443	9,893,474
Oakley Capital IV Co-Investment (B) SCSp	Co-Investment	02/2021	Europe	2,451,704	1,164,212
Oakley Capital IV Co-Investment (C) SCSp	Co-Investment	09/2021	Europe	592,534	262,329
Oakley Capital V-B2 SCSp	Primary	05/2022-06/2023	Europe	1,333,038	1,301,667
Patriot SPV, L.P.	Secondary	03/2021-07/2023	North America	3,427,756	6,188,155
PPC III-A LP	Primary	03/2021-08/2023	North America	9,492,954	11,384,644
Prime Acquisitions Holdco, LP	Co-Investment	08/2021-08/2023	North America	6,299,438	6,813,467
Riverside Fund V CF-B, L.P.	Secondary	03/2021-05/2023	North America	3,071,437	3,371,126
SPH Acquisitions, Inc. (F)	Co-Investment	12/2020-08/2023	North America	1,328,341	1,601,341
Summit Partners Co-Invest (Lions), L.P.	Co-Investment	10/2020-09/2022	North America	2,711,810	4,834,759
Tailwind TPRC Investor, LP	Co-Investment	01/2021-09/2023	North America	1,823,835	2,811,034
THL HT Parallel SPV, L.P.	Secondary	12/2020-07/2023	North America	4,071,816	7,913,724
Thoma Bravo Discover Fund III-A, L.P.	Primary	06/2021-05/2023	North America	7,843,179	8,874,350
Thomas H. Lee Parallel Fund IX L.P.	Primary	01/2022-07/2023	North America	5,291,495	4,905,226
VSC Precision Medical LLC (F)(G)	Co-Investment	11/2020-11/2022	North America	1,954,918	2,949,209
				144,170,707	185,078,927

The accompanying notes are an integral part of these financial statements.

NB Crossroads Private Markets Fund VI Holdings LP

Consolidated Schedule of Investments

As of September 30, 2023 (Unaudited)

Investments / Co-investments (A),(B),(D)	Acquisition Type	Acquisition Dates (C)	Geographic Region (E)	Cost	Fair Value
Special Situations (7.31%)
CB Starfish TopCo, L.P.	Co-Investment	08/2021	North America	419,553	1,100,000
Centerbridge Capital Partners IV, L.P.	Primary	12/2021-09/2023	North America	10,022,327	12,900,000
NS KMS Investment LLC (G)	Co-Investment	11/2020-06/2022	North America	4,041,771	2,606,841
Rothwell Ventures Ultimate Feeder I (Cayman) L.P.	Secondary	09/2021-10/2022	North America	3,799,209	6,963,859
				18,282,860	23,570,700
Venture Capital (10.20%)
ACME Fund IV, LP	Primary	12/2021-08/2023	North America	2,063,245	1,168,147
Blackstone Growth L.P.	Primary	01/2021-08/2023	North America	6,297,762	5,563,119
Blackstone Growth Mario Co-Invest L.P.	Co-Investment	12/2020-07/2023	North America	2,021,370	2,783,143
Dragoneer Opportunities Offshore Feeder V, L.P.	Primary	01/2021-12/2022	North America	4,836,392	3,860,379
FV Ace Grades Partners, L.P.	Co-Investment	07/2020	Asia	2,222,510	816,106
GGV Capital Fund VIII L.P.	Primary	04/2021-09/2023	North America	4,064,000	4,456,885
GGV Capital Fund VIII Plus L.P.	Primary	06/2021-11/2022	North America	736,000	763,763
Meritech Capital Partners VII L.P.	Primary	11/2020-07/2023	North America	3,000,000	3,243,149
Meritech Capital SPV I L.P.	Co-Investment	05/2021	North America	3,000,000	2,331,092
Summit Partners Co-Invest (Optmo), SCSp	Co-Investment	10/2021	Europe	1,811,897	1,802,816
Summit Partners Venture Capital Fund V-B, L.P.	Primary	05/2021-07/2023	North America	2,592,130	2,623,768
THL Automation Fund Investors (4K), L.P.	Co-Investment	03/2021-09/2022	North America	2,507,857	3,475,000
				35,153,163	32,887,367

Short Term Investments	Cost	Fair Value
Money Market Fund (0.95%)
Morgan Stanley Institutional Liquidity Fund Government Portfolio	3,087,712	3,087,712
	3,087,712	3,087,712

Total Investments (cost $281,193,230) (103.36%)		333,376,353
Other Assets & Liabilities (Net) (-3.36%)		(10,804,662)
Partners' Capital - Net Assets (100.00%)		$322,571,691

(A)	Non-income producing securities, which are restricted as to public resale and illiquid.
(B)	Total cost of illiquid and restricted securities at September 30, 2023 aggregated $278,105,518. Total fair value of illiquid and restricted securities at September 30, 2023 was $330,288,641 or 102.40% of net assets.
(C)	Acquisition Dates cover from original investment date to the last acquisition date and is required disclosure for restricted securities only.
(D)	All percentages are calculated as fair value divided by the Master Fund's Partners' Capital - Net Assets.
(E)	Geographic Region is based on where a Portfolio Fund is headquartered and may be different from where the Portfolio Fund invests.
(F)	The fair value of the investment was determined using a significant unobservable input.
(G)	This investment is made through the Master Fund's wholly owned subsidiary, NB CPMF VI B LLC.

The accompanying notes are an integral part of these financial statements.

NB Crossroads Private Markets Fund VI Holdings LP

Consolidated Statement of Operations

For the six months ended September 30, 2023 (Unaudited)

Investment Income:

Interest income	$90,436

Total Investment Income	90,436

Operating Expenses:

Advisory fees	1,157,562
Interest expense	194,101
Professional fees	131,863
Administration service fees	116,334
Directors' fees	98,438
Financing costs	39,455
Insurance expense	21,929
Other expenses	67,638

Total Operating Expenses	1,827,320

Net Investment Loss	(1,736,884)

Net Realized and Change in Unrealized Gain on Investments (Note 2)
Net realized gain on investments	903,148
Net change in unrealized appreciation on investments	4,705,112

Net Realized and Change in Unrealized Gain on Investments	5,608,260

Net Increase in Partners' Capital – Net Assets Resulting from Operations	$3,871,376

The accompanying notes are an integral part of these financial statements.

NB Crossroads Private Markets Fund VI Holdings LP

Consolidated Statement of Changes in Partners’ Capital – Net Assets

For the year ended March 31, 2023 (Audited)

	Partners' Capital	Special Limited Partner	Total
Partners' committed capital	$373,189,746	$3,769,593	$376,959,339

Partners' capital at April 1, 2022	$251,649,734	$2,541,916	$254,191,650
Capital contributions	52,246,564	527,744	52,774,308
Capital distributions	(2,072,007)	(20,929)	(2,092,936)
Net investment loss	(3,233,697)	(32,664)	(3,266,361)
Net realized gain on investments	4,724,138	47,718	4,771,856
Net change in unrealized appreciation on investments	4,734,784	47,827	4,782,611
Partners' capital at March 31, 2023	$308,049,516	$3,111,612	$311,161,128

For the six months ended September 30, 2023 (Unaudited)

	Partners' Capital	Special Limited Partner	Total
Partners' committed capital	$373,189,746	$3,769,593	$376,959,339

Partners' capital at April 1, 2023	$308,049,516	$3,111,612	$311,161,128
Capital contributions	7,463,795	75,392	7,539,187
Net investment loss	(1,719,515)	(17,369)	(1,736,884)
Net realized gain on investments	894,117	9,031	903,148
Net change in unrealized appreciation on investments	4,658,061	47,051	4,705,112
Partners' capital at September 30, 2023	$319,345,974	$3,225,717	$322,571,691

The accompanying notes are an integral part of these financial statements.

NB Crossroads Private Markets Fund VI Holdings LP

Consolidated Statement of Cash Flows

For the six months ended September 30, 2023 (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES

Net change in Partners’ Capital – Net Assets resulting from operations	$3,871,376
Adjustments to reconcile net change in Partners’ Capital – Net Assets resulting from operations to net cash used in operating activities:
Purchases of investments	(23,938,028)
Proceeds received from investments	5,822,901
Net purchases and sales of short term investments	2,399,572
Net realized gain on investments	(903,148)
Net change in unrealized (appreciation) depreciation on investments	(4,705,112)
Changes in assets and liabilities related to operations
(Increase) decrease in deferred financing costs	(98,376)
(Increase) decrease in prepaid insurance	(10,137)
(Increase) decrease in interest receivable	(14,755)
Increase (decrease) in advisory fees payable	60,073
Increase (decrease) in professional fees payable	(106,238)
Increase (decrease) in interest payable	95,606
Increase (decrease) in due to Affiliate	(11,040)
Increase (decrease) in administration service fees payable	(5,013)
Increase (decrease) in other payables	3,132

Net cash provided by (used in) operating activities	(17,539,187)

CASH FLOWS FROM FINANCING ACTIVITIES

Borrowings from credit facility	15,000,000
Payments to credit facility	(5,000,000)
Contributions from Partners	7,539,187

Net cash provided by (used in) financing activities	17,539,187

Net change in cash and cash equivalents	-
Cash and cash equivalents at beginning of the period	-

Cash and cash equivalents at end of the period	$-

Supplemental cash flow information
Interest paid	$194,101

The accompanying notes are an integral part of these financial statements.

NB Crossroads Private Markets Fund VI Holdings LP

Consolidated Financial Highlights

	For the six months ended September 30, 2023 (Unaudited)	For the year ended March 31, 2023	For the year ended March 31, 2022	For the year ended March 31, 2021	For the Period February 14, 2020 (Commencement of Operations) Through March 31, 2020
Per Unit Operating Performance (1)

NET ASSET VALUE, BEGINNING OF PERIOD	$1,241.78	$1,230.31	$986.24	$951.15	$1,000.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss	(6.76)	(14.00)	(17.16)	(55.63)	(48.85)
Net realized and change in unrealized gain (loss) on investments	21.85	34.04	261.23	90.72	-
Net increase (decrease) in net assets resulting from operations	15.09	20.04	244.07	35.09	(48.85)

DISTRIBUTIONS TO PARTNERS:
Net change in Partners’ Capital - Net Assets due to distributions to Partners	-	(8.57)	-	-	-
NET ASSET VALUE, END OF PERIOD	$1,256.87	$1,241.78	$1,230.31	$986.24	$951.15
TOTAL NET ASSET VALUE RETURN (1), (2), (3)	1.21%	1.65%	24.75%	3.69%	(4.89)%

RATIOS AND SUPPLEMENTAL DATA:
Partners' Capital - Net Assets, end of period in thousands (000's)	$322,572	$311,161	$254,192	$82,540	$2,282
Ratios to Average Partners' Capital - Net Assets: (5), (7)
Expenses excluding incentive carried interest	1.14%	1.27%	1.74%	4.16%	56.10%
Net change in incentive carried interest	-	-	-	-	-
Expenses including incentive carried interest	1.14%	1.27%	1.74%	4.16%	56.10%
Net investment loss excluding incentive carried interest	(1.09)%	(1.21)%	(1.70)%	(4.16)%	(56.10)%
Portfolio Turnover Rate (6)	(1.84)%	(4.05)%	(4.28)%	(0.69)%	0.00%

INTERNAL RATES OF RETURN:
Internal Rate of Return (8)	9.01%	11.23%	24.13%	17.38%	NM

(1)	Selected data for a unit of Master Fund interest outstanding throughout each period.
(2)	Total investment return, based on per unit net asset value, reflects the changes in net asset value based on the effects of organizational costs, the performance of the Master Fund during the period and assumes distributions, if any, were reinvested. The Master Fund's units are not traded in any market; therefore, the market value total investment return is not calculated.
(3)	Total investment return is not annualized.
(4)	Total return and the ratios to average Partners' Capital - Net Assets is calculated for the Master Fund taken as a whole. Total return is calculated using a commitment-weighted rate of return methodology based on the timing of closings during the period from commencement of operations on February 14, 2020 through March 31, 2020. As a result, an individual partner's return may vary from these returns and ratios based on the timing of their capital transactions.
(5)	Ratios do not reflect the Master Fund's proportional share of the net investment income (loss) and expenses, including any performance-based fees, of the Underlying Investments.
(6)	Proceeds received from investments are included in the portfolio turnover rate.
(7)	For the six months ended September 30, 2023, the ratios are annualized. For the period February 14, 2020 (Commencement of Operations) through March 31, 2020, the expense and net investment loss ratios are based on a very limited operating period and, as such, may not be meaningful.
(8)	The Internal Rate of Return is computed based on the actual dates of the cash inflows and outflows since inception and the ending net assets at the end of the period as of each measurement date. For the periods ended March 31, 2021 and 2020, the Internal Rate of Return is based on a limited operating period and, as such, may not be meaningful.

The accompanying notes are an integral part of these financial statements.

NB Crossroads Private Markets Fund VI Holdings LP

Notes to the Consolidated Financial Statements

September 30, 2023 (Unaudited)

1. Organization

NB Crossroads Private Markets Fund VI Holdings LP (the “Master Fund”) is a non-diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”). The Master Fund was organized as a Delaware limited partnership on June 1, 2018. The Master Fund commenced operations on February 14, 2020 (the “Initial Subscription” closing date). The Master Fund’s term will expire on December 31 following the tenth anniversary from the Initial Subscription closing date, subject to two one-year extensions which may be approved by the Board of Directors of the Master Fund (the “Board” or the “Board of Directors”). Thereafter, the term of the Master Fund may be extended by consent of a majority-in-interest of its limited partners (“Partners”) as defined in the Master Fund’s limited partnership agreement (the “LP Agreement”).

The Master Fund’s investment objective is to provide attractive risk adjusted returns. The Master Fund seeks to achieve its investment objective by investing in a diversified global portfolio of high quality third-party private equity funds (“Portfolio Funds”), including secondary investments in underlying Portfolio Funds acquired from investors in such Portfolio Funds (each, a “Secondary Investment”), pursuing investment strategies in small and mid-cap buyout, large-cap buyout, special situations (primarily distressed-oriented strategies), and venture and growth capital, and by co-investing directly in portfolio companies alongside Portfolio Funds and other private equity firms (each, a “Co-Investment” and together with the Portfolio Funds and Secondary Investments, the “Underlying Investments”). Neither the Master Fund nor the Registered Investment Adviser (as defined below) guarantees any level of return or risk on investments and there can be no assurance that the Master Fund will achieve its investment objective. The Portfolio Funds are not registered as investment companies under the Investment Company Act.

NB Crossroads Private Markets Fund VI LP (the “LP Fund”) and NB Crossroads Private Markets Fund VI Advisory LP (the “Advisory Fund” and together with the LP Fund, the “Feeder Funds”) pursue their investment objectives by investing substantially all of their assets in the Master Fund. Each Feeder Fund is a Delaware limited partnership that is registered under the Investment Company Act as a non-diversified, closed-end management investment company. The Feeder Funds have the same investment objective and substantially the same investment policies as the Master Fund.

The Board has overall responsibility to manage and supervise the operations of the Master Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct, and operations of the Master Fund. The Board exercises the same powers, authority and responsibilities on behalf of the Master Fund as are customarily exercised by directors of a typical investment company registered under the Investment Company Act. The Board has engaged Neuberger Berman Investment Advisers LLC (“NBIA” or “Registered Investment Adviser”) and NB Alternatives Advisers LLC (“NBAA” or “Sub-Adviser” and together with NBIA, the “Adviser”) to provide investment advice regarding the selection of the Underlying Investments and to manage the day-to-day operations of the Master Fund.

NB Crossroads Private Markets Fund VI Holdings LP

Notes to the Consolidated Financial Statements

September 30, 2023 (Unaudited)

The Master Fund operates as a vehicle for the investment of substantially all of the assets of the Feeder Funds as partners of the Master Fund (“Partners”).  As of September 30, 2023, the LP Fund’s and Advisory Fund’s ownership of the Master Fund’s Partners’ contributed capital was 82.78% and 16.22%, respectively, with a NB affiliate’s (the “Special Limited Partner”) (who is also a Partner of the Master Fund) percentage ownership of the Master Fund’s Partners’ contributed capital being 1%.

2. Significant Accounting Policies

The Master Fund meets the definition of an investment company and follows the accounting and reporting guidance as issued through Accounting Standards Codification (“ASC”) 946, Financial Services – Investment Companies. The following is a summary of significant accounting policies followed by the Master Fund in the preparation of its financial statements.

A. Basis of Accounting

The Master Fund’s policy is to prepare its financial statements on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America (“GAAP”). Consequently, income and the related assets are recognized when earned, and expenses and the related liabilities are recognized when incurred. The books and records of the Master Fund are maintained in U.S. dollars.

Consolidation of Subsidiaries

NB CPMF VI B LLC (the “Subsidiary), is an investment company and a wholly-owned subsidiary of the Master Fund. The Consolidated Schedule of Investments, Consolidated Statement of Assets and Liabilities, Consolidated Statement of Operations, Consolidated Statement of Changes in Net Assets, Consolidated Statement of Cash flows and the Consolidated Financial Highlights of the Master Fund include the accounts of its Subsidiary. All inter-company accounts and transactions have been eliminated in consolidation. The inception date of the Subsidiary was November 16, 2021. On September 30, 2023, the Subsidiary had net assets of $9,124,961 which equals 2.8% of the Master Fund’s total net assets.

B. Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and the differences could be material.

C. Valuation of Investments

The Master Fund computes its net asset value (“NAV”) as of the last business day of each fiscal quarter and at such other times as deemed appropriate by the Adviser in accordance with valuation principles set forth below, or may be determined from time to time, pursuant to the valuation procedures (the “Procedures”) established by the Board.

The Board has approved the Procedures pursuant to which the Master Fund values its interests in the Portfolio Funds and other investments. In December 2020, the Securities and Exchange Commission

NB Crossroads Private Markets Fund VI Holdings LP

Notes to the Consolidated Financial Statements

September 30, 2023 (Unaudited)

("SEC") adopted Rule 2a-5 under the Investment Company Act, which establishes requirements for determining fair value in good faith for purposes of the Investment Company Act, including related oversight and reporting requirements. Effective as of the compliance date of September 8, 2022, the Board approved changes to the Procedures to comply with Rule 2a-5 and designated NBIA as the Master Fund’s valuation designee (as defined in the rule). The valuation designee, with assistance from NBAA, is responsible for determining fair value in good faith for any and all Fund investments, subject to oversight by the Board.

It is expected that most of the Underlying Investments in which the Master Fund invests will meet the criteria set forth under the Financial Accounting Standards Board (“FASB”) ASC Topic 820, Fair Value Measurement (“ASC 820”) permitting the use of the practical expedient to determine the fair value of the Underlying Investments. ASC 820 provides that, in valuing alternative investments that do not have quoted market prices but calculate NAV per share or equivalent, an investor may determine fair value by using the NAV reported to the investor by the Underlying Investment. To the extent ASC 820 is applicable to an Underlying Investment, the Adviser generally will value the Master Fund’s investment based primarily upon the value reported to the Master Fund by the Portfolio Fund or the lead investor of a Co-Investment as of each quarter-end, determined by the Underlying Investment in accordance with its own valuation policies.

FASB ASC 820 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). FASB ASC 820 provides three levels of the fair value hierarchy as follows:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Master Fund has the ability to access;

Level 2	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data;

Level 3	Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Master Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

Most Portfolio Funds are structured as closed-end, commitment-based private investment funds to which the Master Fund commits a specified amount of capital upon inception of the Portfolio Fund (i.e., committed capital) which is then drawn down over a specified period of the Portfolio Fund’s life. Such Portfolio Funds generally do not provide redemption options for investors and, subsequent to final closing, do not permit subscriptions by new or existing investors. Accordingly, the Master

NB Crossroads Private Markets Fund VI Holdings LP

Notes to the Consolidated Financial Statements

September 30, 2023 (Unaudited)

Fund generally holds interests in Portfolio Funds for which there is no active market, although, in some situations, a transaction may occur in the “secondary market” where an investor purchases a limited partner’s existing interest and remaining commitment.

Assumptions used by the Adviser due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Master Fund’s results of operations and financial condition.

The following table presents the investments carried on the Consolidated Statement of Assets, Liabilities and Partners’ Capital – Net Assets by level within the valuation hierarchy as of September 30, 2023.

	Level 1	Level 2	Level 3	Net Asset Value	Total
Assets:
Large-cap Buyout	$-	$-	$5,418,998	$83,332,649	$88,751,647
Small and Mid-cap Buyout	-	-	12,422,826	172,656,101	185,078,927
Special Situations	-	-	-	23,570,700	23,570,700
Venture Capital	-	-	-	32,887,367	32,887,367
Money Market Fund	3,087,712	-	-	-	3,087,712
Total	$3,087,712	$-	$17,841,824	$312,446,817	$333,376,353

Significant Unobservable Inputs

As of September 30, 2023, the Master Fund had investments valued at $333,376,353. The fair value of investments valued at $312,446,817 in the Master Fund's Consolidated Schedule of Investments have been valued at the unadjusted NAV reported by the managers of the investments.

The classification of an investment within Level 3 is based upon the significance of the unobservable inputs to the overall fair value measurement. The following table summarizes the valuation methodologies and inputs used for investments categorized in Level 3 as of September 30, 2023.

			Unobservable Inputs
Investments	Fair Value 09/30/23	Valuation Methodologies	Variable	Value/Range	Weighted Average[1]
Large-cap Buyout	$5,418,998	Market Comparables	LTM EBITDA	18.3x	18.3x

Small and Mid-cap Buyout	10,633,176	Market Comparables	LTM EBITDA	12.8 - 15.0x	13.5x

Small and Mid-cap Buyout	1,789,650	Market Comparables	LTM Net Revenue	12.0x	12.0x

Total	$17,841,824

1 Inputs weighted based on fair value of investments in range.

During the six months ended September 30, 2023, purchases of and sales from Level 3 investments were as follows:

Purchases	Sales
$169,210	$-

During the six months ended September 30, 2023, unrealized depreciation and realized gains from Level 3 investments were $1,404,116 and $0, respectively.

NB Crossroads Private Markets Fund VI Holdings LP

Notes to the Consolidated Financial Statements

September 30, 2023 (Unaudited)

The Master Fund recognizes transfers into and out of the levels indicated above at the end of the reporting period. There were no transfers into or out of Level 3 during the six months ended September 30, 2023.

The estimated remaining life of the Master Fund’s Portfolio Funds as of September 30, 2023 is one to ten years, with the possibility of extensions by each of the Underlying Investments.

D. Cash and Cash Equivalents

Cash and cash equivalents consist primarily of cash and short term investments which are readily convertible into cash and have an original maturity of three months or less. UMB Bank N.A. serves as the Master Fund’s custodian.

Cash and cash equivalents can include deposits in money market accounts, which are classified as Level 1 assets. As of September 30, 2023, the Master Fund held $3,087,712, in an overnight sweep that is deposited into a money market account.

Cash and cash equivalents are subject to credit risk to the extent those balances exceed applicable Securities Investor Protection Corporations (“SIPC”) or Federal Deposit Insurance Corporation (“FDIC”) limitations.

E. Investment Gains and Losses

The Master Fund records distributions of cash or in-kind securities from the Underlying Investments based on the information from distribution notices when distributions are received. The Master Fund recognizes within the Consolidated Statement of Operations its share of realized gains or (losses), the Master Fund’s change in net unrealized appreciation/(depreciation) and the Master Fund’s share of net investment income or (loss) based upon information received regarding distributions from managers of the Underlying Investments. The Master Fund may also recognize realized losses based upon information received from the Underlying Investment managers for write-offs taken in the underlying portfolio. Changes in unrealized appreciation/(depreciation) on investments within the Consolidated Statement of Operations includes the Master Fund’s share of interest and dividends, realized (but undistributed) and unrealized gains and losses on security transactions, and expenses of each Underlying Investment.

The Underlying Investments may make in-kind distributions to the Master Fund and, particularly in the event of a dissolution of an Underlying Investment, such distributions may contain securities that are not marketable. While the general policy of the Master Fund will be to liquidate such investment and distribute proceeds to Partners, under certain circumstances when deemed appropriate by the Board, a Partner may receive in-kind distributions from the Master Fund.

F. Income Taxes

The Master Fund has elected to be treated for U.S. federal income tax purposes as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), with a tax year end of September 30.  If the Master Fund were to fail to meet the requirements of Subchapter M to qualify as a RIC, and if the Master Fund were ineligible to or otherwise unable to cure such failure, the Master Fund would be subject to tax

NB Crossroads Private Markets Fund VI Holdings LP

Notes to the Consolidated Financial Statements

September 30, 2023 (Unaudited)

on its taxable income at corporate rates, whether or not distributed to Partners, and all distributions out of earnings and profits would be taxable to Partners as ordinary income. In addition, the Master Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before re-qualifying as a RIC under Subchapter M. The Master Fund intends to comply with the requirements under Subchapter M and to distribute substantially all of its taxable income and gains to Partners and to meet certain diversification and income requirements with respect to its underlying investments. As of September 30, 2023 there is no provision for federal income or excise tax within the financial statements.

Differences arise in the computation of Partners’ capital for financial reporting in accordance with GAAP and Partners' capital for federal and state income tax reporting. These differences are primarily due to the fact that changes in unrealized gains and losses are allocated for financial reporting purposes and are not allocated for federal and state income tax reporting purposes.  The cost of the Underlying Investments for federal income tax purposes is based on amounts reported to the Master Fund on Schedule K-1 from the Underlying Investments.

The Master Fund files tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the Master Fund is subject to examination by federal, state, local and foreign jurisdictions, where applicable. As of September 30, 2023, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations is from the year 2020 forward (with limited exceptions). FASB ASC 740-10, Income Taxes requires the Adviser to determine whether a tax position of the Master Fund is more likely than not to be sustained upon examination by taxing authorities, based on the technical merits of the position. The Adviser has reviewed the Master Fund’s tax positions for the current tax year and has concluded that no provision for taxes is required in the Master Fund’s financial statements for the six months ended September 30, 2023. The Master Fund recognizes interest and penalties, if any, related to unrecognized tax liabilities as income tax expense in the Consolidated Statement of Operations. During the six months ended September 30, 2023, the Master Fund did not incur any interest or penalties.

The Subsidiary is a domestic limited liability company that is treated as a corporation for tax reporting and has a tax year end of September 30. The Subsidiary is subject to federal, state and local income taxes. As of September 30, 2023, the Subsidiary has recorded a total deferred tax payable of $28,259.

The Master Fund’s tax basis capital gains and losses will be determined as of each tax year end and presented within the Master Fund’s fiscal year end financial statements as of March 31, 2024. There were no distributions paid for the six months ended September 30, 2023.

G. Restrictions on Transfers

Interests of the Master Fund (“Interests”) are generally not transferable. No Partner may assign, sell, transfer, pledge, hypothecate or otherwise dispose of any of its Interests without the prior written consent of the Board which may be granted or withheld in the Board’s sole discretion, and in compliance with applicable securities and tax laws.

NB Crossroads Private Markets Fund VI Holdings LP

Notes to the Consolidated Financial Statements

September 30, 2023 (Unaudited)

H. Fees of the Underlying Investments

Each Underlying Investment will charge its investors (including the Master Fund) expenses, including asset-based management fees and performance-based fees, which are referred to as an allocation of profits. In addition to the Master Fund level expenses shown on the Master Fund’s Consolidated Statement of Operations, Partners of the Master Fund will indirectly bear the fees and expenses charged by the Underlying Investments. These fees are reflected in the valuations of the Underlying Investments and are not reflected in the ratios to average net assets in the Master Fund’s Financial Highlights.

I. Master Fund Expenses

The Master Fund bears all expenses incurred in the course of business on an accrual basis, including, but not limited to, the following: Advisory Fees (as defined herein); investment related expenses; legal fees; administration; auditing; tax preparation fees; custodial fees; cost of insurance; registration expenses; Directors’ fees (as defined herein); and expenses of meetings of the Board.

J. Organizational and Offering Costs

Organization and offering costs are costs incidental to the organization, issuing and marketing of interests in a partnership and are non-recurring in nature. The Master Fund shall bear its organizational expenses, and expenses relating to the offering and sale of interests only to the extent such expenses when aggregated with those of the Master Fund’s feeder funds exceed $400,000, as the initial $400,000 shall be borne by the Registered Investment Adviser. In addition, if such aggregated expenses exceed $1,000,000, the excess amount over $1,000,000 shall be borne by the Registered Investment Adviser. For the six months ended September 30, 2023, the Master Fund has incurred no organizational and offering costs.

K. Foreign Currency Translation

The Master Fund has foreign investments which require the Master Fund to translate these investments into U.S. dollars. For foreign investments for which the functional currency is not the U.S. dollar, the fair values of the investments are translated into the U.S. dollar equivalent using period end exchange rates. The resulting translation adjustments are recorded as unrealized appreciation or depreciation on investments.

Contributed capital to and distributions received from these foreign Portfolio Funds are translated into the U.S. dollar equivalent using exchange rates on the date of the transaction.

Conversion gains and losses resulting from changes in foreign exchange rates during the reporting period and gains and losses realized upon settlement of foreign currency transactions are reported in the Consolidated Statement of Operations. The Master Fund does not isolate the portion of the results of operations arising as a result of changes in foreign exchange rates on investment transactions from the fluctuations arising from changes in the fair value of these investments.

NB Crossroads Private Markets Fund VI Holdings LP

Notes to the Consolidated Financial Statements

September 30, 2023 (Unaudited)

3. Advisory Fee, Administration Service Fee and Related Party Transactions

The Registered Investment Adviser provides investment advisory services to the Master Fund and incurs research, travel and other expenses related to the selection and monitoring of Portfolio Funds.  Further, the Registered Investment Adviser provides certain management and administrative services to the Feeder Funds, including providing office space and other support services, maintaining files and records, and preparing and filing various regulatory materials. In consideration for such services, the Master Fund pays the Registered Investment Adviser an investment advisory fee (the "Advisory Fee") quarterly in arrears based on an annual rate of 0.80% following the Master Fund’s commencement of operations through the end of year eight; and then 0.15% for the remaining life of the Master Fund, in each case based on the Master Fund’s invested capital. For the six months ended September 30, 2023, the Master Fund incurred Advisory Fees totaling $1,157,562.

Pursuant to an Administrative and Accounting Services Agreement, the Master Fund retains UMB Fund Services, Inc. (the “Administrator”), a subsidiary of UMB Financial Corporation, to provide administration, custodial, accounting, tax preparation and investor services to the Master Fund. In consideration for these services, the Master Fund pays the Administrator a tiered fee between 0.01% and 0.02%, based on the first day of each calendar quarter’s net assets, subject to a minimum quarterly fee. In accordance with the service level agreement additional fees may be charged for out of scope services and quarterly filings made on behalf of the Master Fund. For the six months ended September 30, 2023, the Master Fund incurred administration service fees totaling $116,334.

The Board consists of seven directors (the “Directors”), of which six are not an "interested person” of the Master Fund as defined by Section 2(a)(19) of the Investment Company Act (the “Independent Directors”). Compensation to the Board is paid and expensed by the Master Fund on a quarterly basis. The Directors are also reimbursed for out of pocket expenses in connection with providing their services to the Master Fund. For the six months ended September 30, 2023, the Master Fund incurred $98,438 in Directors’ fees.

4. Capital Commitments from Partners

At September 30, 2023, capital commitments from Partners totaled $376,959,339. Capital contributions received by the Master Fund with regard to satisfying Partner commitments totaled $273,295,521, which represents approximately 72.5% of committed capital at September 30, 2023.

Capital contributions will be credited to Partners’ capital accounts and units will be issued when paid. Capital contributions will be determined based on a percentage of commitments. During the six months ended September 30, 2023, the Master Fund issued 6,071.27 units.

The net profits or net losses of the Master Fund are allocated to Partners in a manner that takes into account the amount of cash that would be distributed based upon a hypothetical liquidation, such that allocations are based on Partners’ percentage interests, as defined in the Master Fund’s LP Agreement.

NB Crossroads Private Markets Fund VI Holdings LP

Notes to the Consolidated Financial Statements

September 30, 2023 (Unaudited)

Distributions shall be made of available cash (net of reserves that the Board deems reasonable) or other net investment proceeds to Partners at such times and in such amounts as determined by the Board of Directors in its sole discretion and in accordance with Partners’ respective percentage interests, as defined in the LP Agreement. As of September 30, 2023, the Master Fund had distributed $2,092,936 to Partners. Distributions from the Master Fund are made in the following priority:

(a) First, to Partners of the Master Fund until they have received a 125% return of all drawn capital commitments; and

(b) Then, 7% to the Special Limited Partner (as defined in Note 1), if the Master Fund reaches an allocation of at least 40% of its total capital commitments entered into with respect to Portfolio Funds and Co-Investments (“Underlying Commitments”) to Secondary Investments and Co-Investments combined; 6.75% if the Master Fund’s allocation to Secondary Investments and Co-Investments is at least 35% but less than 40% of Underlying Commitments; and 6.5% if the allocation is below 35% of Underlying Commitments. The Special Limited Partner will not collect any of the incentive carried interest that it may have earned until after the fourth anniversary of the final closing.

Incentive carried interest is accrued based on the NAV of the Feeder Funds at each quarter-end as an allocation of profits, to the extent there is an amount to be accrued. The Consolidated Statement of Changes in Partners’ Capital – Net Assets discloses the amount payable and paid to the Special Limited Partner in the period in which it occurs. At September 30, 2023, there was no accrued Incentive Carried Interest.

5. Capital Commitments of the Master Fund to Investments

As of September 30, 2023, the Master Fund had total capital commitments of $367,372,416 to the investments with remaining unfunded commitments to the investments totaling $81,069,138 as listed below:

Assets:	Unfunded Commitment
Large-cap Buyout	18,579,418
Small and Mid-cap Buyout	45,021,168
Special Situations	2,324,168
Venture Capital	15,144,384
Total	$81,069,138

6. Description of the Investments

Due to the nature of the Underlying Investments, the Master Fund generally cannot liquidate its positions in the investments except through distributions from the Underlying Investments, which are made at the discretion of the Portfolio Funds or sponsor of the Co-Investment. The Master Fund has no right to demand repayment of its investment in the Portfolio Funds or Co-Investments.

NB Crossroads Private Markets Fund VI Holdings LP

Notes to the Consolidated Financial Statements

September 30, 2023 (Unaudited)

7. Line of Credit

The Master Fund entered into a revolving line of credit agreement (the “Credit Agreement”) with Bank OZK, dated July 1, 2020, as amended on June 30, 2023, under which the Master Fund can borrow an aggregate principal amount of $25,000,000 for the temporary financing of investments and payment of expenses under the specified terms. The line of credit is secured by the Master Fund’s unfunded Partners’ capital commitments. The Credit Agreement has a maturity date of June 30, 2025.

As of September 30, 2023, there is outstanding principal of $10,000,000 owed to the bank by the Master Fund. Interest is charged on the outstanding principal amount at a rate per annum that is the aggregate of the applicable margin and Secured Overnight Financing Rate (“SOFR”). Additionally, a commitment fee is charged on the daily unused portion. During the six months ended September 30, 2023, the Master Fund had an average outstanding principal of $2,671,233, with an average interest rate of 11.5%. During the period, the Master Fund incurred $194,101 of interest expense, as presented in the Consolidated Statement of Operations. In relation to entering the Credit Agreement, the Master Fund incurred origination fees and other legal costs (“Financing Costs”). These Financing Costs will be amortized over the term of the loan. For the six months ended September 30, 2023, the Master Fund expensed $39,455 of Financing Costs as shown in the Consolidated Statement of Operations.

8. Indemnifications

In the normal course of business, the Master Fund enters into contracts that provide general indemnifications. The Master Fund’s maximum exposure under these agreements is dependent on future claims that may be made against the Master Fund, and therefore cannot be established; however, based on the Registered Investment Adviser’s experience, the risk of loss from such claims is considered remote.

Many of the Portfolio Funds’ partnership agreements contain provisions that allow them to recycle or recall distributions made to the Master Fund. Accordingly, the unfunded commitments disclosed under Note 5 reflect both amounts undrawn to satisfy commitments and distributions that are recallable, as applicable.

9. Concentrations of Market, Credit, Liquidity, Industry, Currency and Capital Call Risk

Due to the inherent uncertainty of valuations, estimated values may differ significantly from the values that would have been used had a ready market for the securities existed, and the difference could be material. The Master Fund’s investments are subject, directly or indirectly, to various risk factors including market, credit, industry, currency and capital call risk. Certain investments are made internationally, which may subject the investments to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions affecting such countries or regions. Market risk represents the potential loss in value of financial instruments caused by movements in market variables, such as interest and foreign exchange rates and equity prices. The Master Fund may have a concentration of investments, as permitted by its registration statement, in a particular industry or sector. Investment performance of the sector may have a significant impact on the performance of the Master Fund. The Master Fund’s investments are also subject to the risk associated with investing in private equity securities. The investments in private equity securities are illiquid, can be subject to various restrictions on resale, and there can be no assurance that the Master Fund will be able to realize the value of such investments in a timely manner if at all.

NB Crossroads Private Markets Fund VI Holdings LP

Notes to the Consolidated Financial Statements

September 30, 2023 (Unaudited)

The Master Fund believes that its liquidity and capital resources are adequate to satisfy its operational needs as well as the continuation of its investment program.

If the Master Fund defaults on its commitment or fails to satisfy capital calls, it will be subject to significant penalties, including the complete forfeiture of the Master Fund’s investment in the Underlying Investment. This may impair the ability of the Master Fund to pursue its investment program, force the Master Fund to borrow or otherwise impair the value of the Master Fund’s investments (including the complete devaluation of the Master Fund). In addition, defaults by Partners on their commitments to the Master Fund, may cause the Master Fund to, in turn, default on its commitment to a Underlying Investment. In this case, the Master Fund, and especially the non-defaulting Partners, will bear the penalties of such default as outlined above. While the Registered Investment Adviser has taken steps to mitigate this risk, there is no guarantee that such measures will be sufficient or successful.

10. Subsequent Events

The Master Fund has evaluated all events subsequent to September 30, 2023, through the date these financial statements were available to be issued and has determined that there were no subsequent events that require disclosure.

NB Crossroads Private Markets Fund VI Holdings LP

Supplemental Information

September 30, 2023 (Unaudited)

Proxy Voting and Portfolio Holdings

A description of the Master Fund’s policies and procedures used to determine how to vote proxies relating to the Master Fund’s portfolio securities, as well as information regarding proxy votes cast by the Master Fund (if any) during the most recent twelve month period ended June 30, is available without charge, upon request, by calling the Master Fund at 212-476-8800 or on the website of the Securities and Exchange Commission (the “SEC”) at http://www.sec.gov. The Master Fund did not receive any proxy solicitations during the six months ended September 30, 2023.

The Master Fund files a complete schedule of portfolio holdings on Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Master Fund’s N-PORT filings are available in the EDGAR database on the SEC’s website at www.sec.gov or by calling Neuberger Berman at 212-476-8800.

NB Crossroads Private Markets Fund VI Holdings LP

Advisory and Sub-Advisory Agreement Approval

September 30, 2023 (Unaudited)

Advisory and Sub-Advisory Agreement Approval

The Board of NB Crossroads Private Markets Fund VI Holdings LP (the “Master Fund”) considered the approval of the Investment Advisory Agreement between the Master Fund and NBIA and the Sub-Advisory Agreement between NBIA, on behalf of the Master Fund, and NBAA (NBIA and NBAA together, "Neuberger Berman"), at an executive session of the Independent Directors held on July 17, 2023 and a Board meeting held on July 19, 2023. The Board is comprised of a majority of Independent Directors, and, in connection with its deliberations regarding matters relating to the Investment Advisory Agreement and the Sub-Advisory Agreement (together, the "Agreements"), the Independent Directors were represented and assisted by independent legal counsel. In considering the renewal of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

In determining whether to approve each Agreement, the Board noted that it had, through its counsel, requested certain information in connection with the approval of the Agreements and discussed with management of Neuberger Berman certain matters. The Board considered all information it deemed reasonably necessary to evaluate the terms of the Agreements. The Board reviewed materials furnished by NBIA and NBAA, including information regarding NBIA and NBAA, their affiliates, personnel, operations and NBIA's financial condition. The Board's counsel reviewed with the Board its duties and responsibilities under state and common law and under the Investment Company Act with respect to the approval of investment advisory agreements.

The Board reviewed and considered NBIA's financial condition, noting that both NBIA and NBAA are wholly-owned, indirect subsidiaries of Neuberger Berman Group LLC. Specifically, the Board reviewed and considered financial statements of NBIA and other financial information for NBIA. The Board determined that NBIA is solvent and sufficiently well capitalized to perform the ongoing responsibilities to the Master Fund and to satisfy its obligations under the Investment Company Act and the Investment Advisory Agreement.

The Board discussed and reviewed the Advisory Fee, together with the fee paid by NBIA to NBAA out of the Advisory Fee (the "Sub-Advisory Fee"), and the appropriateness of such Advisory Fee. The Board reviewed and considered how the Advisory Fee and Sub-Advisory Fee for the Master Fund reflects the economies of scale for the benefit of the members of the Master Fund, noting that economies of scale are realized when a fund's assets increase significantly and that the Master Fund did not have increasing assets. During its discussion of the Advisory Fee and Sub-Advisory Fee, the Board also considered the incentive carried interest to be received by NBIA or its affiliate. The Board also reviewed and considered the fees or other payments to be received by NBIA, NBAA and their affiliates, including the distribution and service fee payable by the Feeder Funds to an affiliate. Specifically, the Board reviewed and considered a comparison of fees charged by investment advisers to fund peers of the Master Fund, and fees charged by NBIA, NBAA or their affiliates with respect to other funds of funds programs. The Board noted, in comparing fee structures of the Master Fund with those of non-registered funds, the additional administrative, financial reporting and legal services provided by Neuberger Berman to the Master Fund. The Board concluded that the Advisory Fee and Sub-Advisory Fee were reasonable.

NB Crossroads Private Markets Fund VI Holdings LP

Advisory and Sub-Advisory Agreement Approval

September 30, 2023 (Unaudited)

The Board discussed and reviewed the nature, extent and quality of services rendered to the Master Fund by NBIA and NBAA. The Board discussed the structure and capabilities of Neuberger Berman, including technology and operational support, which support the services provided to the Master Fund. The Board also considered Neuberger Berman's extensive administrative and compliance infrastructure. The Board also reviewed and discussed the experience and qualifications of key personnel of Neuberger Berman, including the qualifications of the portfolio managers to manage the Master Fund, including their experience managing funds of private funds, including other registered funds of private equity funds that the Board oversees, and the background and expertise of the key personnel and amount of time they would be able to devote to the Master Fund's affairs. There was also a discussion on performance analytics and the various indices and benchmarks used for the Master Fund. The Board concluded that, in light of the particular requirements of the Master Fund, it was satisfied with the professional qualifications and overall commitment to the Master Fund of the portfolio management team.

The Board discussed Neuberger Berman's profitability and, after reviewing this information, and other information discussed at the meetings, determined that the profitability relating to the Master Fund was not disproportionately large so that it bore no reasonable relationship to the services rendered and also determined that, given the overall performance of the Master Fund and Neuberger Berman's service levels, the current profitability of Neuberger Berman resulting from its relationship to the Master Fund was not excessive.

The Board also continued its review in an executive session in which independent legal counsel was present. At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the information provided to the Board, and the considerations and conclusions described above, the Board, including each of the Independent Directors, determined to approve the continuance of the Agreements. In approving the continuation of the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Neuberger Berman, of NBIA and NBAA and the services provided to the Fund by NBIA and NBAA. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations and compliance infrastructure of the Fund and the investment management and other services provided under the Agreements, including information on the comparative and absolute investment performance of the Fund. Certain aspects of these arrangements may receive greater scrutiny in some years than in others, and the Board's conclusions may be based, in part, on their consideration of the Fund's arrangements, or substantially similar arrangements for other NBAA-advised funds that the Board oversees, in prior years.

(b) Not applicable to the Registrant.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Schedule of Investments.

(a) The Schedule of Investments is included as part of the report to partners filed under Item 1 of this form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

(a) Not applicable to semi-annual reports.

(b) As of the date of this filing, there have been no changes in any of the portfolio managers identified in the most recent annual report on Form N-CSR.

Item 9. Purchase of Equity Securities By Close-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which partners may recommend nominees to the Board.

Item 11. Controls and Procedures.

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report, based on their evaluation of the effectiveness of the Registrant's disclosure controls and procedures, as required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) The Fund did not engage in any securities lending activity during the six months ended September 30, 2023.

(b) The Fund did not engage in any securities lending activity and did not engage a securities lending agent during the six months ended September 30, 2023.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

(a)(3)	Not applicable.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act is furnished herewith.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NB Crossroads Private Markets Fund VI LP

By:	/s/ Patrick Deaton
Patrick Deaton
Chief Operating Officer

Date: December 8, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patrick Deaton
Patrick Deaton
Chief Operating Officer
(Principal Executive Officer)

Date: December 8, 2023

By:	/s/ Mark Bonner
Mark Bonner
Treasurer
(Principal Financial Officer)

Date: December 8, 2023